Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

IPI Data Center Partners Management, LLC

IPI Data Center Partners Fund I-A, L.P.

IPI Data Center Partners Fund I-B, L.P.

IPI Data Center Infrastructure Partners Fund I, L.P.

300 North LaSalle, Suite 1875

Chicago, Illinois 60654

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by IPI Data Center Partners Management, LLC, IPI Data Center Partners Fund I-A, L.P., IPI Data Center Partners Fund I-B, L.P. and IPI Data Center Infrastructure Partners Fund I, L.P. (collectively, the “Company”) and Guggenheim Securities, LLC (“Guggenheim” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of tenant leases in connection with the proposed offering of Stack Infrastructure Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2019-1.

The Company is responsible for the information provided to us, including the information set forth in the Statistical Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On January 10, 2019, representatives of Guggenheim, on behalf of the Company, provided us with a computer-generated tenant lease data file (the “Statistical Data File”) and related record layout containing data, as represented to us by Guggenheim, on behalf of the Company, as of the close of business January 1, 2019, with respect to 28 tenant leases (the “Leases”).

At the Company’s instruction, we performed certain comparisons and recomputations for each of the Leases relating to the tenant lease characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Characteristics

1.      Tenant ID (for informational purposes only)

2.      Tenant name

3.      Region

4.      Critical load power (CLP)/kw leased

5.      Current Rent per kw per month

6.      Base rent amount

7.      Additional base rent amount (if applicable)

8.      Lease expiration date

9.      Total number of payments

10.  Lease payment frequency

11.  Next escalation date (month and day only)

12.  Escalator frequency

13.  Escalator rate

14.  Renewal options remaining

15.  Length of renewal options

16.  Ultimate parent of customer/corporate guarantor

17.  Lease start date

18.  Lessee guarantor credit rating

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We compared Characteristics 2. through 15. to the corresponding information set forth on or derived from the lease agreement or any amendments thereto (collectively, the “Lease Agreement”).

We compared Characteristic 16. to the corresponding information set forth on or derived from the Lease Agreement or “Guaranty of Lease.”

We compared Characteristic 17. to the corresponding information set forth on or derived from the Lease Agreement or the “Commencement Letter.”

At the instruction of Guggenheim, on behalf of the Company, we accessed the “Standard & Poor's Financial Services LLC Website” (https://www.standardandpoors.com) on January 8, 2019. Using the ultimate parent of the customer/corporate guarantor (as set forth on Lease Agreement or Guaranty of Lease), we compared Characteristic 18. to the corresponding information set forth on Standard & Poor's Financial Services LLC Website.

For purposes of our procedures and at your instruction:

•	with respect to our comparison of Characteristics 8., 11. and 17., differences of 30 days or less are deemed to be in agreement; and

•	with respect to our comparison of Characteristic 18., for the Leases indicated in Appendix A, we observed a difference with respect to the lessee guarantor credit rating set forth on the Statistical Data File, when compared to the lessee guarantor credit rating set forth on the Standard & Poor's Financial Services LLC Website. For such Leases, we were instructed to perform an additional procedure and compare the tenant name (as determined above) credit rating set forth on the Statistical Data File to the corresponding information set forth on the Standard & Poor's Financial Services LLC Website, and found it to be in agreement.

In addition to the procedures described above, we performed the following procedures:

•	for the Leases indicated in Appendix B, we compared the ramp schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning January 1, 2019 through the lease expiration date (as determined above), and found it to be in agreement;

•	for the Leases indicated in Appendix C, we compared the rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning January 1, 2019 through the lease expiration date (as determined above), and found it to be in agreement;

•	for the Leases indicated in Appendix D, we compared the contracted base rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning January 1, 2019 through the lease expiration date (as determined above), and found it to be in agreement;

•	for the Leases indicated in Appendix E, we compared the contracted next 12 months rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning January 1, 2019 through the lease expiration date (as determined above), and found it to be in agreement; and

•	for the Leases indicated in Appendix F, we compared the office rent ramp schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement, for the period beginning January 1, 2019 through the lease expiration date (as determined above), and found it to be in agreement.

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The tenant lease documents described above, including any information obtained from the Standard & Poor's Financial Services LLC Website, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Lease Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Lease Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Lease Documents. In addition, we make no representations as to whether the Lease Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Leases.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Data File were found to be in agreement with the above mentioned Lease Documents.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the tenant leases underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the tenant leases or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or \any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

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This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 15, 2019

4

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 15, 2019.

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 18. for the following Leases:

Tenant ID
3
4
15
16

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 15, 2019.

In applying our agreed-upon procedures as outlined above, we compared the ramp schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
4
17
20
26
27
28

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 15, 2019.

In applying our agreed-upon procedures as outlined above, we compared the rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
1
2
3
4
11
13
17
18
19
23
27
28

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 15, 2019.

In applying our agreed-upon procedures as outlined above, we compared the contracted base rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
4
17
20
26
27
28

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 15, 2019.

In applying our agreed-upon procedures as outlined above, we compared the contracted next 12 months rent schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
4
17
20
26
27
28

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix F to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 15, 2019.

In applying our agreed-upon procedures as outlined above, we compared the office rent ramp schedule as set forth on the Statistical Data File to the corresponding information set forth on or derived from the Lease Agreement for the following Leases:

Tenant ID
3
5
13
15
24

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.